Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments and Other Non-Financial Assets

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	1,178,118	1,178,118	1,200,063	1,200,063
Derivative instruments(note 15)
Interest rate swap agreements—assets(1)	Level 2	165,688	165,688	159,603	159,603
Interest rate swap agreements—liabilities(1)	Level 2	(667,825)	(667,825)	(707,437)	(707,437)

Cross currency interest swap agreement	Level 2	13,886	13,886	2,677	2,677
Foreign currency contracts	Level 2	2,885	2,885	(4,362)	(4,362)
Foinaven embedded derivative	Level 2	—	—	3,385	3,385
Non-recurring
Vessels and equipment(note 18b)	Level 2	287,983	287,983	118,682	118,682
Equity accounted investments(2)	Level 3	—	—	9,623	9,623
Vessels held for sale(note 18b)	Level 2	22,364	22,364	19,000	19,000
Other
Investment in term loans	Level 3	188,756	186,048	189,666	190,939
Loans to equity accounted investees and joint venture partners—Current	Level 3	139,183	139,183	—	—
Loans to equity accounted investees and joint venture partners—Long-term	(3)	67,720	(3)	85,248	(3)
Long-term debt—public(note 8)	Level 1	(914,338)	(949,326)	(547,242)	(533,999)
Long-term debt—non-public(note 8)	Level 2	(4,645,376)	(4,329,117)	(4,897,131)	(4,538,215)

(1)	The fair value of the Company’s interest rate swap agreements at December 31, 2012 includes $21.6 million (December 31, 2011- $24.5 million) of net accrued interest which is recorded in accrued liabilities and accounts receivable on the consolidated balance sheets.
(2)	The fair value measurement used to determine the impairment of the investment in Petrotrans Holdings Ltd. (or PTH) was based upon the estimated liquidation values of the underlying net assets of the investment.
(3)	In these consolidated financial statements the Company’s loans to and equity investments in equity accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. In addition, the loans to joint venture partners together with the joint venture partner’s equity investment in joint venture form the net aggregate carrying value of the joint venture partner’s interest in the joint venture. The fair value of the individual components of such aggregate interests is not determinable.